Legacy Class and Institutional Class [Member] Investment Strategy - MERIDIAN GROWTH FUND	Jun. 30, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Legacy Class and Institutional Class
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.